Provisions - Details of other provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other provisions
Other provisions	£ 943	£ 659	£ 519
Staff benefits provisions
Other provisions
Other provisions	£ 453	415
Expected pay out period of provision	3 years
Other provisions
Other provisions
Other provisions	£ 121	69
Provision for review of past annuity sales
Other provisions
Other provisions	369	175
Gross provision, excluding utilisation	400	£ 175
Provision for review of past annuity sales | Maximum
Other provisions
Potential insurance recoveries	£ 175